ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2021
Entity Wide Disclosures [Abstract]
Disclosure of Entity-wide Revenue and Non-current Assets	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group's revenue from external customers are divided into the following geographical areas:

	2021	2020	2019
Revenue from External Customers	$	$	$
Canada	37,484,524	11,594,344	11,732,218
United States	20,225,680	11,828,279	19,130,258
	57,710,204	23,422,623	30,862,476
During the year ended December 31, 2021, 10.1% of the Group's revenue depended on one customer (December 31, 2020: three customers, 16.4%, 13.4%, and 10.7% respectively, and December 31, 2019: one customer, 10.15%).
23 - ENTITY-WIDE DISCLOSURES (CONTINUED)
The Group’s non-current assets are allocated to geographic areas as follows:

	December 31, 2021
	Canada	United States	Total
	$	$	$
Property, plant and equipment	18,035,651	14,632,507	32,668,158
Right-of-use assets	7,446,976	53,455,386	60,902,362
Intangible assets	76,127,010	5,772,820	81,899,830
Contract asset	14,113,415	—	14,113,415
	115,723,052	73,860,713	189,583,765

	December 31, 2020
	Canada	United States	Total
	$	$	$
Property, plant and equipment	5,050,367	396,440	5,446,807
Right-of-use assets	5,586,207	1,912,517	7,498,724
Intangible assets	36,615,165	5,475,678	42,090,843
Contract asset	14,327,709	—	14,327,709
	61,579,448	7,784,635	69,364,083
Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.